Property and Equipment Net - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation of property and equipment	¥ 114,047,000	$ 16,535	¥ 130,666,000	¥ 74,551,000
Loss on disposal of property and equipment and impairment loss	72,629,000		12,352,000	¥ 0
Accumulated impairment loss	¥ 3,521,000		¥ 12,352,000